INVENTORY (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
Notes and other explanatory information [abstract]
Finished goods	$ 434,994	$ 332,657	$ 978,243	$ 822,383	$ 291,195
Cost of inventories	$ 17,473	$ 89,646	$ 35,683	$ 56,989	$ 64,161